Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee
We have made the following payments associated with leases:

Description of payment	2020 US$m	2019 US$m	Included within
Principal lease payments	324	315	Cash flows from financing activities
Interest payments on leases	50	53	Cash flows from operating activities
Payments for short-term leases	314	327	Net operating costs
Payments for variable lease components	30	15	Net operating costs
Payments for low value leases (>12 months in duration)	1	1	Net operating costs
Total lease payments	719	711

Summary of capitalised finance leases
The maturity profile of lease liabilities recognised at the balance sheet date is:

	Note	2020 US$m	2019 US$m
Lease liabilities
Due within 1 year		271	349
Between 1 and 3 years		386	424
Between 3 and 5 years		185	226
More than 5 years		724	671
Total undiscounted cash payments expected to be made		1,566	1,670
Effect of discounting		(388)	(361)
Present value of minimum lease payments	21	1,178	1,309